INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Non-current assets
Property and equipment	$ 886	$ 849
Intangible assets, excluding goodwill	440	363
Goodwill	206	128
Investments and derivatives	2	2
Other assets	64	88
Total non-current assets	1,598	1,430
Current assets
Inventories	2	3
Trade and other receivables	35	37
Receivables from related parties	38	49
Investments and derivatives	125	119
Current income tax assets	0	5
Other assets	29	24
Cash and cash equivalents	353	455
Total current assets	582	692
Total assets	2,180	2,122
Equity
Equity attributable to equity owners of the parent	1,341	1,299
Total equity	1,341	1,299
Non-current liabilities
Debt and derivatives	298	287
Provisions	7	9
Deferred tax liabilities	25	21
Other liabilities	8	8
Total non-current liabilities	338	325
Current liabilities
Trade and other payables	147	141
Debt and derivatives	228	229
Provisions	10	10
Current income tax payables	18	19
Other liabilities	98	99
Total current liabilities	501	498
Total equity and liabilities	$ 2,180	$ 2,122